Schedule H, Line 4i - Schedule of Assets (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	95-3666267
EBP, Plan Number	001
Notes receivable from participants	$ 6,277,481
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	9.50%
Investments At Fair Value
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at fair value	$ 446,587,449
Investment, Identifier [Axis]: Dimensional Fund Advisors | DFA Emerging Markets Core Equity Portfolio Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	73,042.497
Total Investments, at fair value	$ 2,124,076
Investment, Identifier [Axis]: Dimensional Fund Advisors | DFA International Small Company Portfolio Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	61,490.003
Total Investments, at fair value	$ 1,572,914
Investment, Identifier [Axis]: Dimensional Fund Advisors | DFA US Small Cap Portfolio Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	146,297.15
Total Investments, at fair value	$ 7,648,415
Investment, Identifier [Axis]: Fidelity Investments | Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	394,761.308
Total Investments, at fair value	$ 93,842,658
Investment, Identifier [Axis]: Fidelity Investments | Fidelity BrokerageLink
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments, at fair value	$ 18,561,437
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	95,428.397
Total Investments, at fair value	$ 9,606,777
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Freedom 2010 Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	57,071.491
Total Investments, at fair value	$ 842,375
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Freedom 2015 Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	246,214.916
Total Investments, at fair value	$ 2,979,201
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Freedom 2020 Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	525,115.442
Total Investments, at fair value	$ 8,050,020
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Freedom 2025 Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	1,500,992.54
Total Investments, at fair value	$ 22,319,759
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Freedom 2030 Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	2,230,689.373
Total Investments, at fair value	$ 43,565,363
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Freedom 2035 Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	2,961,332.278
Total Investments, at fair value	$ 52,474,808
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Freedom 2040 Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	3,898,590.548
Total Investments, at fair value	$ 52,163,142
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Freedom 2045 Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	2,717,822.385
Total Investments, at fair value	$ 43,213,376
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Freedom 2050 Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	1,108,707.711
Total Investments, at fair value	$ 17,916,717
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Freedom 2055 Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	673,828.75
Total Investments, at fair value	$ 12,647,766
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Freedom 2060 Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	425,028.442
Total Investments, at fair value	$ 7,327,490
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Freedom 2065 Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	147,428.454
Total Investments, at fair value	$ 2,319,050
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Freedom 2070 Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	31,891.365
Total Investments, at fair value	$ 392,902
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Freedom Retirement Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	83,314.044
Total Investments, at fair value	$ 938,116
Investment, Identifier [Axis]: Fidelity Investments | Fidelity International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	105,393.987
Total Investments, at fair value	$ 6,407,954
Investment, Identifier [Axis]: Fidelity Investments | Fidelity US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	610,796.66
Total Investments, at fair value	$ 6,450,013
Investment, Identifier [Axis]: KB Home | KB Home Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	256,880.175
Total Investments, at fair value	$ 14,494,073
Investment, Identifier [Axis]: Reliance Trust Company | Reliance Trust New York Life Anchor Account Series I Class 0
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	4,653.8
Total Investments, at fair value	$ 3,107,342
Investment, Identifier [Axis]: Vanguard Group | Vanguard Cash Reserves Federal Money Market Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	14,109,683
Total Investments, at fair value	$ 14,109,683
Investment, Identifier [Axis]: Vanguard Group | Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment (in shares) | shares	60,968.634
Total Investments, at fair value	$ 1,512,022